INTANGIBLE ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2020	Dec. 31, 2019
Movantik
Reconciliation of changes in intangible assets
Useful life of assets (in years)	10 years 6 months
Aemcolo
Reconciliation of changes in intangible assets
Useful life of assets (in years)	11 years
Recoverable amount of asset or cash-generating unit	$ 9.8
Impairment loss	$ 0.8
Change in weighted average cost of capital (“WACC”) used to discount asset’s cash flows		0.172	0.154
Talicia
Reconciliation of changes in intangible assets
Useful life of assets (in years)	15 years